DERIVATIVE LIABILITY (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Opening balance	$ 113,074
Derivative financial liability arising from convertible note	458,000		77,000
Fair value adjustment to derivative liability	247,770	$ 0	36,074
Closing balance	$ 818,844		$ 113,074
Qpagos Corporation [Member]
Derivative financial liability arising from convertible note
Fair value adjustment to derivative liability